                                                   Filed Pursuant to Rule 497(e)
                                                       Registration No. 33-16439

FUND PROSPECTUS SUPPLEMENT
to Class A Prospectus dated April 1, 1997


The section of the Prospectus entitled "Short Sales," appearing on page 14, is amended: (i) by deleting the reference to the Global Low-Priced Stock Fund in the introductory parenthetical and (ii) by adding at the end of the section the following:

"The Contrarian Fund may enter into short sales on securities with a value of up to 40% of the Fund's total assets, and its positions in short sales may have the effect of providing the Fund with investment leverage. To the extent the Fund enters into short sales on a substantial portion of its assets, the Fund will to that extent be exposed to the risks of short sales described above. For a description of the effects and the risks of investment leverage, see 'Borrowing and Leverage' in this Prospectus.

"Each of the other Funds may enter into short sales on securities with a value of up to 25% of the Fund's total assets. (The Global Low-Priced Stock Fund will only enter into short sales on securities which it owns, for hedging purposes). A Fund's ability to engage in short sales may be limited by tax considerations."


May 5, 1997

                         ROBERTSON STEPHENS INVESTMENT TRUST

                                                   Filed Pursuant to Rule 497(e)
                                                       Registration No. 33-16439

FUND PROSPECTUS SUPPLEMENT
to Class C Prospectus dated April 1, 1997


The section of the Prospectus entitled "Short Sales," appearing on page 11, is amended: (i) by deleting the reference to the Global Low-Priced Stock Fund in the introductory parenthetical and (ii) by adding at the end of the section the following:

"The Contrarian Fund may enter into short sales on securities with a value of up to 40% of the Fund's total assets, and its positions in short sales may have the effect of providing the Fund with investment leverage. To the extent the Fund enters into short sales on a substantial portion of its assets, the Fund will to that extent be exposed to the risks of short sales described above. For a description of the effects and the risks of investment leverage, see 'Borrowing and Leverage' in this Prospectus.

"Each of the other Funds may enter into short sales on securities with a value of up to 25% of the Fund's total assets. (The Global Low-Priced Stock Fund will only enter into short sales on securities which it owns, for hedging purposes). A Fund's ability to engage in short sales may be limited by tax considerations."


May 5, 1997

                         ROBERTSON STEPHENS INVESTMENT TRUST